Exceptional items (Tables)	3 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended March 31,
	2023	2022
	€m	€m
Business transformation program (1)	28.1	5.5
Findus Switzerland integration costs (2)	—	2.1
Fortenova Acquisition integration costs (3)	1.8	2.0
Release of indemnification assets (4)	—	7.0
Information Technology transformation program (5)	0.2	2.2
Factory optimization (6)	—	0.2
Total exceptional items	30.1	19.0